Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Average		Average		Value of Initial Fixed $100
	Summary		Compensation		Summary		Compensation		Investment Based on:
	Compensation		Actually		Compensation		Actually			Peer Group
	Table Total		Paid		Table Total for		Paid to		Total	Total
	for		to		non-PEO		non-PEO		Shareholder	Shareholder		Adjusted
Year	PEO (1)(3)		PEO (1)(5)		NEO (2)(3)		NEO (2)(5)		Return (6)	Return (6)(7)	Net Income	EBITDA (8)
2021	$5,442,917	(4)	$10,570,794	(4)	$1,192,276	(4)	$2,730,885	(4)	$120.79	$98.49	$68,487,227	$137,294,593
2022	$3,496,113		$6,859,004		$961,573		$1,892,490		$125.60	$77.87	$87,478,678	$167,085,251
2023	$3,209,187		$3,968,861		$904,480		$1,080,524		$112.95	$89.52	$82,448,188	$170,832,406
2024	$3,660,588		$8,116,510		$1,047,192		$2,318,297		$128.88	$83.25	$72,769,403	$180,394,138
2025	$3,610,936		$10,721,791		$1,059,154		$3,067,775		$156.32	$89.49	$101,392,330	$199,073,380

(1)	During the period 2021-2025, our PEO was our CEO, John Farahi.
(2)	During the period 2021-2025, our non-PEO NEOs were our President, Bob Farahi, and our CAO, Edwin S. Koenig.
(3)	Amounts derived directly from the “Summary Compensation Table”.
(4)	The amount includes a one-time stock bonus awards granted to the CEO and the President for successful completion of the 5-year expansion project.
(5)	Reconciliation of Compensation Actually Paid to Summary Compensation Total.

Year	Summary Compensation Table Total	Fair Value at Grant Date of Stock Awards Granted in the Covered Fiscal Year (deduct)	Fair Value at Grant Date of Option Awards Granted in the Covered Fiscal Year (deduct)	Fair Value at Fiscal Year- End of Stock Awards Granted in the Covered Fiscal Year (add)	Fair Value at Fiscal Year- End of Option Awards Granted in the Covered Fiscal Year (add)	Change in Fair Value at Fiscal Year-End from that at Prior Year-End of any Outstanding and Unvested at Year-End Option Awards Granted in Prior Years (add)	Change in Fair Value at Vesting Date from that at Prior Year- End of any Option Awards Vested During the Current Year and Granted in Prior Years (add)	Compensation Actually Paid
PEO
2021	$5,442,917	$1,272,900	$2,114,758	$1,108,250	$4,929,951	$1,697,342	$779,992	$10,570,794
2022	$3,496,113	$—	$2,573,722	$—	$5,125,949	$392,002	$418,662	$6,859,004
2023	$3,209,187	$—	$2,302,418	$—	$4,610,092	$(1,031,990)	$(516,010)	$3,968,861
2024	$3,660,588	$—	$2,754,025	$—	$5,259,947	$1,300,007	$649,994	$8,116,510
2025	$3,610,936	$—	$2,629,081	$—	$6,379,936	$2,240,011	$1,119,989	$10,721,791
Average Non-PEO NEO
2021	$1,192,276	$318,225	$641,983	$277,313	$1,540,637	$466,765	$214,102	$2,730,885
2022	$961,573	$—	$689,592	$—	$1,409,624	$115,151	$95,733	$1,892,490
2023	$904,480	$—	$634,916	$—	$1,267,762	$(303,149)	$(153,654)	$1,080,524
2024	$1,047,192	$—	$774,876	$—	$1,512,276	$373,752	$159,954	$2,318,297
2025	$1,059,154	$—	$768,519	$—	$1,834,282	$644,011	$298,847	$3,067,775
(6)	Amounts derived from the performance graph presented in Company’s Annual Report on SEC Form 10-K for the Year Ended December 31, 2025, filed on February 24, 2026.
(7)	Peer group is S&P 1500 Casino & Gaming Index.
(8)

Adjusted EBITDA, a non-GAAP financial measure, consists of net income plus loss on disposal of assets, provision for income taxes, stock-based compensation expense, other one-time charges, pre-opening expenses, construction litigation expenses, acquisition expenses, interest expense, depreciation and amortization less interest income, any benefit for income taxes and gain on disposal of assets. Adjusted EBITDA should not be construed as an alternative to operating income (as determined in accordance with US Generally Accepted Accounting Principles), as an indicator of the Company's operating performance, as an alternative to cash flows from operating activities (as determined in accordance with US GAAP) or as a measure of liquidity. This measure enables comparison of the Company's performance over multiple periods, as well as against the performance of other companies in our industry that report Adjusted EBITDA, although some companies do not calculate this measure in the same manner and, therefore, the measure as presented may not be comparable to similarly titled measures presented by other companies.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	During the period 2021-2025, our PEO was our CEO, John Farahi.
(2)	During the period 2021-2025, our non-PEO NEOs were our President, Bob Farahi, and our CAO, Edwin S. Koenig.

Peer Group Issuers, Footnote
(7)	Peer group is S&P 1500 Casino & Gaming Index.

PEO Total Compensation Amount	$ 3,610,936	$ 3,660,588	$ 3,209,187	$ 3,496,113	$ 5,442,917
PEO Actually Paid Compensation Amount	$ 10,721,791	8,116,510	3,968,861	6,859,004	10,570,794
Adjustment To PEO Compensation, Footnote
(5)	Reconciliation of Compensation Actually Paid to Summary Compensation Total.

Year	Summary Compensation Table Total	Fair Value at Grant Date of Stock Awards Granted in the Covered Fiscal Year (deduct)	Fair Value at Grant Date of Option Awards Granted in the Covered Fiscal Year (deduct)	Fair Value at Fiscal Year- End of Stock Awards Granted in the Covered Fiscal Year (add)	Fair Value at Fiscal Year- End of Option Awards Granted in the Covered Fiscal Year (add)	Change in Fair Value at Fiscal Year-End from that at Prior Year-End of any Outstanding and Unvested at Year-End Option Awards Granted in Prior Years (add)	Change in Fair Value at Vesting Date from that at Prior Year- End of any Option Awards Vested During the Current Year and Granted in Prior Years (add)	Compensation Actually Paid
PEO
2021	$5,442,917	$1,272,900	$2,114,758	$1,108,250	$4,929,951	$1,697,342	$779,992	$10,570,794
2022	$3,496,113	$—	$2,573,722	$—	$5,125,949	$392,002	$418,662	$6,859,004
2023	$3,209,187	$—	$2,302,418	$—	$4,610,092	$(1,031,990)	$(516,010)	$3,968,861
2024	$3,660,588	$—	$2,754,025	$—	$5,259,947	$1,300,007	$649,994	$8,116,510
2025	$3,610,936	$—	$2,629,081	$—	$6,379,936	$2,240,011	$1,119,989	$10,721,791
Average Non-PEO NEO
2021	$1,192,276	$318,225	$641,983	$277,313	$1,540,637	$466,765	$214,102	$2,730,885
2022	$961,573	$—	$689,592	$—	$1,409,624	$115,151	$95,733	$1,892,490
2023	$904,480	$—	$634,916	$—	$1,267,762	$(303,149)	$(153,654)	$1,080,524
2024	$1,047,192	$—	$774,876	$—	$1,512,276	$373,752	$159,954	$2,318,297
2025	$1,059,154	$—	$768,519	$—	$1,834,282	$644,011	$298,847	$3,067,775

Non-PEO NEO Average Total Compensation Amount	$ 1,059,154	1,047,192	904,480	961,573	1,192,276
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,067,775	2,318,297	1,080,524	1,892,490	2,730,885
Adjustment to Non-PEO NEO Compensation Footnote
(5)	Reconciliation of Compensation Actually Paid to Summary Compensation Total.

Year	Summary Compensation Table Total	Fair Value at Grant Date of Stock Awards Granted in the Covered Fiscal Year (deduct)	Fair Value at Grant Date of Option Awards Granted in the Covered Fiscal Year (deduct)	Fair Value at Fiscal Year- End of Stock Awards Granted in the Covered Fiscal Year (add)	Fair Value at Fiscal Year- End of Option Awards Granted in the Covered Fiscal Year (add)	Change in Fair Value at Fiscal Year-End from that at Prior Year-End of any Outstanding and Unvested at Year-End Option Awards Granted in Prior Years (add)	Change in Fair Value at Vesting Date from that at Prior Year- End of any Option Awards Vested During the Current Year and Granted in Prior Years (add)	Compensation Actually Paid
PEO
2021	$5,442,917	$1,272,900	$2,114,758	$1,108,250	$4,929,951	$1,697,342	$779,992	$10,570,794
2022	$3,496,113	$—	$2,573,722	$—	$5,125,949	$392,002	$418,662	$6,859,004
2023	$3,209,187	$—	$2,302,418	$—	$4,610,092	$(1,031,990)	$(516,010)	$3,968,861
2024	$3,660,588	$—	$2,754,025	$—	$5,259,947	$1,300,007	$649,994	$8,116,510
2025	$3,610,936	$—	$2,629,081	$—	$6,379,936	$2,240,011	$1,119,989	$10,721,791
Average Non-PEO NEO
2021	$1,192,276	$318,225	$641,983	$277,313	$1,540,637	$466,765	$214,102	$2,730,885
2022	$961,573	$—	$689,592	$—	$1,409,624	$115,151	$95,733	$1,892,490
2023	$904,480	$—	$634,916	$—	$1,267,762	$(303,149)	$(153,654)	$1,080,524
2024	$1,047,192	$—	$774,876	$—	$1,512,276	$373,752	$159,954	$2,318,297
2025	$1,059,154	$—	$768,519	$—	$1,834,282	$644,011	$298,847	$3,067,775

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Financial Performance Measures List

The following are financial performance measures, which in the Company’s assessment, represent the most important financial performance measures used by the Company to link compensation actually paid to the NEOs for 2025:

●	Net Revenue
●	Net Income
●	Adjusted EBITDA
●	Adjusted EBITDA Margin
●	Diluted Earnings per Share
●	Free Cash Flow
●	Leverage Ratio

Total Shareholder Return Amount	$ 156.32	128.88	112.95	125.6	120.79
Peer Group Total Shareholder Return Amount	89.49	83.25	89.52	77.87	98.49
Net Income (Loss)	$ 101,392,330	$ 72,769,403	$ 82,448,188	$ 87,478,678	$ 68,487,227
Company Selected Measure Amount	199,073,380	180,394,138	170,832,406	167,085,251	137,294,593
PEO Name	John Farahi
Period of Expansion Project	5 years
Measure:: 1
Pay vs Performance Disclosure
Name	Net Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(8)

Adjusted EBITDA, a non-GAAP financial measure, consists of net income plus loss on disposal of assets, provision for income taxes, stock-based compensation expense, other one-time charges, pre-opening expenses, construction litigation expenses, acquisition expenses, interest expense, depreciation and amortization less interest income, any benefit for income taxes and gain on disposal of assets. Adjusted EBITDA should not be construed as an alternative to operating income (as determined in accordance with US Generally Accepted Accounting Principles), as an indicator of the Company's operating performance, as an alternative to cash flows from operating activities (as determined in accordance with US GAAP) or as a measure of liquidity. This measure enables comparison of the Company's performance over multiple periods, as well as against the performance of other companies in our industry that report Adjusted EBITDA, although some companies do not calculate this measure in the same manner and, therefore, the measure as presented may not be comparable to similarly titled measures presented by other companies.

Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
Measure:: 5
Pay vs Performance Disclosure
Name	Diluted Earnings per Share
Measure:: 6
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 7
Pay vs Performance Disclosure
Name	Leverage Ratio
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,240,011	$ 1,300,007	$ (1,031,990)	$ 392,002	$ 1,697,342
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,119,989	649,994	(516,010)	418,662	779,992
PEO | Fair Value at Grant Date of Stock Awards Granted in the Covered Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,272,900)
PEO | Fair Value at Grant Date of Option Awards Granted in the Covered Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,629,081)	(2,754,025)	(2,302,418)	(2,573,722)	(2,114,758)
PEO | Fair Value at Fiscal Year-End of Stock Awards Granted in the Covered Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,108,250
PEO | Fair Value at Fiscal Year-End of Option Awards Granted in the Covered Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,379,936	5,259,947	4,610,092	5,125,949	4,929,951
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	644,011	373,752	(303,149)	115,151	466,765
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	298,847	159,954	(153,654)	95,733	214,102
Non-PEO NEO | Fair Value at Grant Date of Stock Awards Granted in the Covered Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(318,225)
Non-PEO NEO | Fair Value at Grant Date of Option Awards Granted in the Covered Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(768,519)	(774,876)	(634,916)	(689,592)	(641,983)
Non-PEO NEO | Fair Value at Fiscal Year-End of Stock Awards Granted in the Covered Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					277,313
Non-PEO NEO | Fair Value at Fiscal Year-End of Option Awards Granted in the Covered Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,834,282	$ 1,512,276	$ 1,267,762	$ 1,409,624	$ 1,540,637